Derivative Instruments And Hedging Activities (Volume Of Derivative Activity In Statement Of Financial Position) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Equity Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Interest Rate Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Credit Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Foreign Exchange Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Commodity Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] USD ($)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)		Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] Foreign Exchange Contracts [Member] JPY (¥)
Derivative Assets Notional	$ 10,638.41		¥ 819,583.00		¥ 759,978.00		$ 10,611.72	[1],[2]	¥ 817,527.00	[1],[2]	¥ 758,427.00	[1],[2]	$ 270.51	[1],[2]	¥ 20,840.00	[1],[2]	¥ 16,229.00	[1],[2]	$ 8,850.86	[1],[2]	¥ 681,870.00	[1],[2]	¥ 652,220.00	[1],[2]	$ 479.11	[1],[2]	¥ 36,911.00	[1],[2]	¥ 37,075.00	[1],[2]	$ 1,008.35	[1],[2]	¥ 77,683.00	[1],[2]	¥ 52,150.00	[1],[2]	$ 2.89	[1],[2]	¥ 223.00	[1],[2]	¥ 753.00	[1],[2]	$ 26.69		¥ 2,056.00		¥ 1,551.00		$ 24.86	¥ 1,915.00	¥ 1,531.00		$ 1.83		¥ 141.00		¥ 20.00
Derivative Assets Fair Value	364.34		28,069.00		16,919.00		363.26	[1],[2]	27,986.00	[1],[2]	16,887.00	[1],[2]	24.79	[1],[2]	1,910.00	[1],[2]	1,472.00	[1],[2]	274.76	[1],[2]	21,168.00	[1],[2]	11,937.00	[1],[2]	34.93	[1],[2]	2,691.00	[1],[2]	2,066.00	[1],[2]	28.41	[1],[2]	2,189.00	[1],[2]	1,315.00	[1],[2]	0.37	[1],[2]	28.00	[1],[2]	97.00	[1],[2]	1.08		83.00		32.00		1.05	81.00	32.00		0.03		2.00		0
Derivative Liabilities Notional	10,363.61	[3]	798,412.00	[3]	806,748.00	[3]	10,362.43	[1],[2],[3]	798,321.00	[1],[2],[3]	806,097.00	[1],[2],[3]	246.37	[1],[2],[3]	18,980.00	[1],[2],[3]	16,257.00	[1],[2],[3]	8,615.01	[1],[2],[3]	663,700.00	[1],[2],[3]	689,543.00	[1],[2],[3]	507.19	[1],[2],[3]	39,074.00	[1],[2],[3]	38,432.00	[1],[2],[3]	991.06	[1],[2],[3]	76,351.00	[1],[2],[3]	61,310.00	[1],[2],[3]	2.80	[1],[2],[3]	216.00	[1],[2],[3]	555.00	[1],[2],[3]	1.18	[3]	91.00	[3]	651.00	[3]			535.00	[3]	1.18	[3]	91.00	[3]	116.00	[3]
Derivative Liabilities Fair Value	$ 358.29	[3]	¥ 27,603.00	[3]	¥ 16,860.00	[3]	$ 358.29	[1],[2],[3]	¥ 27,603.00	[1],[2],[3]	¥ 16,854.00	[1],[2],[3]	$ 24.71	[1],[2],[3]	¥ 1,904.00	[1],[2],[3]	¥ 1,511.00	[1],[2],[3]	$ 271.43	[1],[2],[3]	¥ 20,911.00	[1],[2],[3]	¥ 11,759.00	[1],[2],[3]	$ 34.99	[1],[2],[3]	¥ 2,696.00	[1],[2],[3]	¥ 2,093.00	[1],[2],[3]	$ 26.73	[1],[2],[3]	¥ 2,059.00	[1],[2],[3]	¥ 1,384.00	[1],[2],[3]	$ 0.43	[1],[2],[3]	¥ 33.00	[1],[2],[3]	¥ 107.00	[1],[2],[3]	$ 0	[3]	¥ 0	[3]	¥ 6.00	[3]			¥ 4.00	[3]	$ 0	[3]	¥ 0	[3]	¥ 2.00	[3]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[2]	Includes derivatives used for non-trading purposes which are not designated as accounting hedges.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.